Prepayments	12 Months Ended
Dec. 31, 2024
Prepayments [Abstract]
Prepayments
10.	Prepayments

Items	December 31, 2024	December 31, 2023
Current items:
Prepayment for purchases	$27,342,454	$6,359,812
Prepayment for insurance expenses	847,820	824,185
Prepayment for transaction costs	97,161	104,076
Prepaid rent	145	90,200
Prepayment for professional services expenses	-	51,205
Others	344,632	15,717
	$28,632,212	$7,445,195

Non-current items:
Prepayment for insurance expenses	$315,304	$426,588
Others	-	24,992
	$315,304	$451,580